SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
16.	SHARE-BASED COMPENSATION

Description of Plan

On April 29, 2010, the Company adopted the 2010 Omnibus Incentive Plan (“2010 Plan”) permitting the issuance of up to 1,500,000 share grants in the form of (i) SARs; (ii) RSUs; (iii) nonqualified stock options; and (iv) other stock-based awards. The Company has issued all shares available under the 2010 Plan.

SARs entitle the holder to receive any increase in value between the grant date price of Fly’s ADSs and their value on the exercise date. RSUs entitle the holder to receive a number of Fly’s ADSs equal to the number of RSUs awarded upon vesting. All awards are fully vested. The granted SARs and RSUs vested in three equal installments and expire on the tenth anniversary of the grant date. The Company satisfies SAR and RSU exercises with newly issued ADSs.

The holder of a SAR or RSU is also entitled to dividend equivalent rights (“Dividend Equivalent”) on each SAR and RSU. For each Dividend Equivalent, the holder shall have the non-forfeitable right to receive a cash amount equal to the per share dividend paid by the Company during the period between the grant date and the earlier of the (i) award exercise or vesting date, (ii) termination date or (iii) expiration date. Dividend Equivalents expire at the same time and in the same proportion that the SARs and RSUs are exercised, cancelled, forfeited or expired.

Grant Activity

Since June 30, 2015, all SARs and RSUs granted under the 2010 Plan have vested.

At December 31, 2016 and 2015, there were 821,117 SARs outstanding and exercisable at a weighted average exercise price of $12.74. During the year ended December 31, 2017, 24,137 SARs were exercised at a weighted average price of $12.73. At December 31, 2017, there were 796,980 SARs outstanding and exercisable at a weighted average exercise price of $12.74. At December 31, 2017, the weighted average remaining contractual life of the SARs was 3.1 years.

During the year ended December 31, 2015, 36,075 RSUs vested at a weighted average price of $12.28. At December 31, 2015, there were no RSUs outstanding or unvested.

Share-based compensation expense related to SARs and RSUs is recorded as a component of selling, general and administrative expenses, and totaled $0.2 million for the year ended December 31, 2015.